Supplement to the currently effective STATEMENTS OF ADDITIONAL INFORMATION

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

Sophia Noisten has been added as a portfolio manager of the funds and, together with Dokyoung Lee, is responsible for the day-to-day management of the funds.

The following information replaces the existing tables for each of DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund in “Appendix I-D – Portfolio Management” of the fund’s Statements of Additional Information. The information for Dokyoung Lee is provided as of August 31, 2018, and the information for Sophia Noisten is provided as of June 30, 2019.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Dokyoung Lee	$0	$0
Sophia Noisten	$0	$1 - $10,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Dokyoung Lee	0	$0	0	$0
Sophia Noisten	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Dokyoung Lee	0	$0	0	$0
Sophia Noisten	0	$0	0	$0

August 9, 2019

SAISTKR-34

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Dokyoung Lee	0	$0	0	$0
Sophia Noisten	0	$0	0	$0

Please Retain This Supplement for Future Reference

August 9, 2019

SAISTKR-34